Mineral Property Interests	12 Months Ended
Jun. 30, 2024
Mineral Property Interests [Abstract]
MINERAL PROPERTY INTERESTS

7. MINERAL PROPERTY INTERESTS

(a) Silver Sand Project

On July 20, 2017, the Company acquired the Silver Sand Project. The Project is located in the Colavi District of the Potosí Department, in Southwestern Bolivia, 33 kilometres (“km”) northeast of Potosí City, the department capital. The project covers an area of approximately 5.42 km2 at an elevation of 4,072 metres (“m”) above sea level.

For the year ended June 30, 2024, total expenditures of $3,207,085 (year ended June 30, 2023 - $6,742,906) were capitalized under the project.

(b) Carangas Project

In April 2021, the Company signed an agreement with a private Bolivian company to acquire a 98% interest in the Carangas Project. The project is located approximately 180 km southwest of the city of Oruro and within 50 km from Bolivia’s border with Chile. The private Bolivian company is 100% owned by Bolivian nationals and holds title to the three exploration licenses that cover an area of 40.75 km2.

Under the agreement, the Company is required to cover 100% of the future expenditures on exploration, mining, development, and production activities for the project.

For the year ended June 30, 2024, total expenditures of $1,794,259 (year ended June 30, 2023 - $12,135,175) were capitalized under the project.

(c) Silverstrike Project

In December 2019, the Company acquired a 98% interest in the Silverstrike Project from a private Bolivian corporation. The project covers an area of approximately 13 km2 and is located approximately 140 km southwest of the city of La Paz, Bolivia.

For the year ended June 30, 2024, total expenditures of $101,652 (year ended June 30, 2023 - $1,563,502) were capitalized under the project.

The continuity schedule of mineral property acquisition costs and deferred exploration and development costs is summarized as follows:

Cost	Silver Sand	Carangas	Silverstrike	Total
Balance, July 1, 2022	$79,594,886	$6,011,566	$3,324,120	88,930,572
Capitalized exploration expenditures
Reporting and assessment	1,008,174	88,558	-	1,096,732
Drilling and assaying	1,925,695	8,289,678	977,881	11,193,254
Project management and support	2,719,120	1,424,573	256,569	4,400,262
Camp service	467,690	1,005,158	174,651	1,647,499
Permit and license	195,821	9,389	-	205,210
Value added tax receivable	426,406	1,317,819	154,401	1,898,626
Foreign currency impact	(201,972)	(8,831)	(24,680)	(235,483)
Balance, June 30, 2023	$86,135,820	$18,137,910	$4,862,942	$109,136,672
Capitalized exploration expenditures
Reporting and assessment	999,402	408,874	-	1,408,276
Drilling and assaying	47,217	23,894	-	71,111
Project management and support	1,765,297	1,079,177	63,919	2,908,393
Camp service	249,764	241,945	36,754	528,463
Permit and license	33,073	9,308	-	42,381
Value added tax receivable	112,332	31,061	979	144,372
Foreign currency impact	(365,571)	(78,127)	(30,039)	(473,737)
Balance, June 30, 2024	$88,977,334	$19,854,042	$4,934,555	$113,765,931